Supplementary Financial Statements Information	12 Months Ended
Dec. 31, 2014
Supplementary Financial Statements Information [Abstract]
Supplementary Financial Statements Information

Note 8 - Supplementary Financial Statements Information

A.         Balance Sheets

1.          Cash and cash equivalents

Comprised of:

December 31
2014	2013
US$ thousands	US$ thousands

Cash and deposits *	1,604	5,194
*
As of December 31, 2014, US$50 thousand (2013: US$56 thousand) is deposited in NIS bearing an average annual interest of 0.02% (2013: 0.15%). US$42 thousand (2013: US$42 thousand) was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

2.         Trade receivables, net

Trade receivables, net, consist of the following:

	December 31
	2014	2013
	US$ thousands	US$ thousands

Trade receivables	2,477	4,454
Less allowance for doubtful accounts (*)	(797)	(615)

	1,680	3,839

*	The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands

Balance as of December 31, 2012	544
Additions	252
Deductions	(181)

Balance as of December 31, 2013	615
Additions	215
Deductions	(33)

Balance as of December 31, 2014	797

3.         Other current assets

Other current assets consist of the following:

	December 31
	2014	2013
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	61	93
Prepaid expenses	274	144

	335	237

  Inventories

Inventories consist of the following:

December 31
2014	2013
US$ thousands	US$ thousands
Raw materials and subassemblies	2,051	2,252
Work in process	44	123
Finished products	1,522	1,272

	3,617	3,647

  Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

December 31
2014	2013
US$ thousands	US$ thousands
Employees and employee institutions	828	976
Accrued expenses	394	653
Provision for product warranty	100	100
Other	232	204

	1,554	1,933

6.         Fair value measurements

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of the financial instruments as of December 31, 2014 and 2013 represent management's best estimates of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.

The carrying amounts of cash and cash equivalents, trade receivables, other current assets, trade payables and other payables approximate the fair value because of the short maturity of these instruments.

B.        Statements of operations

1.         Sales (1)

(a)        Classification of sales by geographical destination:

	Year ended December 31
	2014	2013	2012
	US$ thousands	US$ thousands	US$ thousands
United States	103	110	91
Europe	2,756	3,841	3,194
Israel	2,341	2,467	2,118
South and Latin America	711	1,817	1,184
Asia Pacific	598	2,717	1,677
Rest of the world	110	227	172

	6,619	11,179	8,436

(1)	Sales are attributed to geographical areas based on location of customers. The Company's property and equipment is primarily located in Israel.

(b)         Sales by major product lines:

	Year ended December 31
	2014	2013	2012
	US$ thousands	US$ thousands	US$ thousands
Enterprise Solution	6,619	11,090	8,430
Carrier Solution	-	89	6

	6,619	11,179	8,436.

As of December 31,2014, the Company operates in one operating segment.

(c)        Principal customers:

During the fiscal year ended December 31, 2014 there were three customers that represented 20%, 14%, and 12% of total sales. During fiscal year 2013 there were three customers that represented 16%, 10%, and 10% of total sales. During 2012 there were four customers that represented 14%, 12%, 10% and 10% of total sales.

2.         Cost of sales

Cost of sales consists of the following:

	Year ended December 31
	2014	2013	2012
	US$ thousands	US$ thousands	US$ thousands
Payroll and related benefits	832	886	723
Materials purchased	2,059	4,261	3,233
Subcontracted work	1,281	2,469	2,218
Royalties to the OCS	18	37	-
Write-down of inventories	584	581	818
Other production costs	452	499	471

	5,226	8,733	7,463
Decrease in inventories	(30)	(869)	(398)

	5,196	7,864	7,065

In December 2012 the Company declared end-of-life of Carrier products and as a result the Company recorded an inventory write-off totaling approximately US$701 thousand.

  Financing expense, net

Financing income, net, consists of the following:

	Year ended December 31
	2014	2013	2012
	US$ thousands	US$ thousands	US$ thousands
Expenses:
Interest on short-term credits and bank charges	(20)	(26)	(50)
Interest on long-term principle shareholder loan	(50)	(45)	(73)
Exchange translation income (expenses), net	(7)	(60)	71
	(77)	(131)	(52)
Income:
Interest from banks and others	-	2	4

Financing expense, net	(77)	(129)	(48)